Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 148	$ 288	$ 442
Savings accounts	716	1,338	1,657
Time deposits and money market accounts	22,834	33,227	16,859
Total	23,698	34,853	$ 18,958
Maturity of Time Deposits [Abstract]
Under 1 year	1,058,878
1 to 2 years	225,988
2 to 3 years	7,057
3 to 4 years	3,284
4 to 5 years	968
Over 5 years	198
Total time deposits	1,296,373	1,398,177
Amount included in time deposits with balance in excess of $250,000	$ 235,800	$ 227,600